United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/19

Date of Reporting Period: Six months ended 9/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2018
Share Class | Ticker	A | FUSGX	B | FUSBX	C | FUSCX

Federated Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2018 through September 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

1

Portfolio of Investments Summary Table (unaudited)
At September 30, 2018, the Fund's portfolio composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	93.4%
Non-Agency Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.0%
Cash Equivalents[2]	1.4%
Other Assets and Liabilities—Net[3,4]	0.0%
TOTAL	100.0%
1	See the Fund's prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Semi-Annual Shareholder Report
2

Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—93.4%
	Federal Home Loan Mortgage Corporation—39.4%
$ 1,394,002	3.000%, 3/1/2032	$1,375,605
1,610,670	3.000%, 2/1/2033	1,590,923
2,211,389	3.000%, 1/1/2043	2,132,457
1,470,911	3.000%, 11/1/2045	1,411,514
5,438,074	3.000%, 8/1/2046	5,209,984
2,350,862	3.000%, 10/1/2046	2,257,402
1,677,034	3.000%, 11/1/2046	1,606,694
14,261,288	3.000%, 1/1/2047	13,663,123
3,533,257	3.000%, 1/1/2047	3,383,957
4,463,294	3.000%, 2/1/2047	4,276,089
4,479,689	3.500%, 4/1/2042	4,449,825
3,238,821	3.500%, 4/1/2042	3,217,229
2,559,837	3.500%, 7/1/2042	2,541,972
3,929,291	3.500%, 8/1/2042	3,900,640
2,049,987	3.500%, 9/1/2043	2,032,477
2,763,258	3.500%, 10/1/2046	2,725,839
1,872,978	3.500%, 11/1/2047	1,845,858
735,747	4.000%, 8/1/2025	750,933
5,978,308	4.000%, 12/1/2041	6,094,241
796,797	4.000%, 1/1/2042	812,249
1,891,783	4.000%, 10/1/2047	1,920,784
1,194,589	4.000%, 11/1/2047	1,212,902
1,199,316	4.000%, 2/1/2048	1,214,515
1,453,611	4.000%, 4/1/2048	1,468,740
985,103	4.000%, 6/1/2048	1,003,591
132,535	4.500%, 2/1/2024	135,583
327,037	4.500%, 6/1/2024	334,315
197,528	4.500%, 11/1/2039	206,032
578,947	4.500%, 4/1/2040	603,690
821,271	4.500%, 5/1/2040	855,857
1,422,202	4.500%, 5/1/2040	1,482,984
436,712	4.500%, 8/1/2040	455,104
1,166,500	4.500%, 9/1/2040	1,215,625
1,871,992	4.500%, 9/1/2040	1,950,827
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$1,789,366	4.500%, 9/1/2041	$1,883,734
482,296	4.500%, 2/1/2048	506,525
499,388	4.500%, 8/1/2048	521,745
34,377	5.000%, 7/1/2020	34,719
561,136	5.000%, 1/1/2034	594,858
1,265,770	5.000%, 5/1/2034	1,342,416
141,143	5.000%, 2/1/2039	149,858
447,736	5.000%, 3/1/2039	475,382
309,604	5.000%, 7/1/2039	328,721
758,513	5.000%, 9/1/2039	805,349
1,291,638	5.000%, 10/1/2039	1,371,392
10,019	5.500%, 3/1/2021	10,235
3,359,693	5.500%, 5/1/2034	3,635,870
475,560	5.500%, 12/1/2035	515,330
534,127	5.500%, 5/1/2036	578,876
39,225	5.500%, 6/1/2036	42,581
633,477	5.500%, 6/1/2036	687,168
78,140	5.500%, 9/1/2037	84,851
35,467	6.000%, 2/1/2032	38,873
274,419	6.500%, 10/1/2037	300,898
30,581	6.500%, 4/1/2038	34,018
45,679	6.500%, 10/1/2038	50,898
4,853	6.500%, 10/1/2038	5,439
290,436	7.000%, 12/1/2031	328,006
4,545	7.500%, 1/1/2021	4,723
87,033	7.500%, 1/1/2027	96,354
2,997	7.500%, 12/1/2029	3,404
77,215	7.500%, 5/1/2030	86,408
21,134	7.500%, 1/1/2031	24,067
110,782	7.500%, 2/1/2031	126,160
4,972	7.500%, 8/1/2031	5,680
	TOTAL	94,014,098
	Federal National Mortgage Association—48.7%
2,402,667	3.000%, 10/1/2046	2,301,985
3,260,065	3.000%, 11/1/2046	3,123,455
2,398,694	3.000%, 1/1/2047	2,298,179
2,170,459	3.000%, 1/1/2047	2,079,507
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,030,998	3.000%, 2/1/2047	$990,050
2,816,155	3.000%, 4/1/2047	2,697,266
6,252,521	3.500%, 8/1/2042	6,207,662
4,151,722	3.500%, 9/1/2042	4,121,936
5,785,219	3.500%, 12/1/2042	5,741,906
5,695,727	3.500%, 4/1/2043	5,657,533
1,565,127	3.500%, 8/1/2046	1,543,871
2,432,313	3.500%, 9/1/2046	2,404,981
1,341,201	3.500%, 11/1/2047	1,321,101
2,242,759	3.500%, 12/1/2047	2,209,147
2,451,338	3.500%, 1/1/2048	2,414,600
5,139,049	4.000%, 12/1/2031	5,246,135
1,391,528	4.000%, 2/1/2041	1,417,045
3,683,270	4.000%, 12/1/2041	3,750,812
5,170,057	4.000%, 3/1/2042	5,271,326
2,849,794	4.000%, 4/1/2042	2,905,170
3,755,790	4.000%, 6/1/2044	3,812,925
425,276	4.000%, 9/1/2046	432,676
1,776,006	4.000%, 6/1/2047	1,809,128
1,436,965	4.000%, 11/1/2047	1,458,376
1,885,384	4.000%, 12/1/2047	1,920,547
4,248,437	4.000%, 12/1/2047	4,310,412
1,227,971	4.000%, 1/1/2048	1,245,884
942,559	4.000%, 1/1/2048	956,751
1,214,345	4.000%, 2/1/2048	1,229,592
742,420	4.000%, 2/1/2048	753,250
1,484,852	4.000%, 2/1/2048	1,500,480
1,242,000	4.000%, 5/1/2048	1,255,461
497,840	4.000%, 6/1/2048	502,943
1,244,823	4.000%, 6/1/2048	1,258,314
30,963	4.500%, 12/1/2019	31,044
1,310,379	4.500%, 10/1/2040	1,365,000
3,074,834	4.500%, 3/1/2041	3,201,082
109,860	4.500%, 6/1/2041	114,371
1,509,013	4.500%, 1/1/2042	1,570,028
3,315,898	4.500%, 6/1/2044	3,441,682
486,808	4.500%, 3/1/2048	511,055
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$490,295	4.500%, 5/1/2048	$506,289
333,460	5.000%, 1/1/2024	343,494
1,474,995	5.000%, 7/1/2034	1,562,788
92,735	5.000%, 11/1/2035	98,206
387,526	5.000%, 1/1/2039	411,499
937,746	5.000%, 7/1/2039	994,879
226,487	5.000%, 10/1/2039	240,286
1,378,176	5.000%, 11/1/2039	1,462,143
464,623	5.000%, 12/1/2039	492,930
117,427	5.000%, 1/1/2040	124,545
1,214,867	5.000%, 6/1/2048	1,276,736
564,668	5.000%, 7/1/2048	593,601
1,895,460	5.000%, 7/1/2048	1,992,581
1,378,141	5.000%, 7/1/2048	1,447,894
1,070,977	5.000%, 8/1/2048	1,125,852
2,214,266	5.000%, 8/1/2048	2,327,723
690,088	5.500%, 9/1/2034	748,856
176,831	5.500%, 6/1/2035	191,620
180,221	5.500%, 8/1/2035	195,480
301,141	5.500%, 9/1/2037	326,747
12,520	6.000%, 10/1/2028	13,561
7,063	6.000%, 11/1/2028	7,661
559	6.000%, 12/1/2028	604
11,487	6.000%, 12/1/2028	12,193
20,225	6.000%, 12/1/2028	21,930
14,708	6.000%, 12/1/2028	15,884
11,829	6.000%, 12/1/2028	12,757
2,790	6.000%, 1/1/2029	3,005
14,137	6.000%, 1/1/2029	15,247
18,832	6.000%, 1/1/2029	20,330
3,542	6.000%, 1/1/2029	3,821
606	6.000%, 1/1/2029	655
930	6.000%, 3/1/2029	1,008
618	6.000%, 3/1/2029	671
59,346	6.000%, 5/1/2029	64,003
50,228	6.000%, 5/1/2029	54,241
797	6.000%, 11/1/2029	861
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$38,850	6.000%, 11/1/2029	$42,084
7,380	6.000%, 4/1/2031	7,976
627,792	6.000%, 11/1/2034	690,010
46,401	6.000%, 5/1/2036	50,723
38,175	6.000%, 6/1/2036	41,773
77,705	6.000%, 7/1/2036	85,108
223,620	6.000%, 9/1/2037	245,168
159,698	6.000%, 2/1/2038	175,224
104,389	6.000%, 4/1/2038	114,594
47,929	6.500%, 5/1/2031	52,751
31,495	6.500%, 6/1/2031	34,655
57,561	6.500%, 4/1/2032	63,238
38,826	6.500%, 11/1/2035	42,775
250,984	6.500%, 9/1/2036	279,353
703,774	6.500%, 8/1/2037	781,105
92,582	7.000%, 8/1/2028	102,447
47,197	7.000%, 10/1/2028	52,192
23,418	7.000%, 6/1/2029	26,170
7,028	7.000%, 11/1/2031	7,928
211	7.000%, 11/1/2031	238
89,694	7.000%, 12/1/2031	100,807
6,335	7.000%, 12/1/2031	7,156
2,843	7.000%, 12/1/2031	3,215
1,250	7.000%, 1/1/2032	1,406
1,095	7.500%, 1/1/2030	1,239
	TOTAL	116,106,584
	Government National Mortgage Association—5.3%
5,695,601	3.500%, 12/15/2040	5,671,115
4,113,761	3.500%, 8/20/2047	4,097,682
288,619	5.000%, 11/20/2038	301,541
95,067	5.000%, 12/20/2038	101,344
173,498	5.000%, 5/20/2039	184,573
710,788	5.000%, 8/20/2039	756,177
319,095	5.000%, 9/20/2039	339,134
298,581	5.500%, 12/20/2038	323,154
246,340	6.000%, 9/20/2038	271,031
44,756	7.500%, 12/15/2023	47,868
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$11,654	7.500%, 1/15/2026	$12,905
14,583	7.500%, 2/15/2026	15,961
204,664	7.500%, 2/15/2028	230,160
5,277	7.500%, 6/15/2029	5,848
3,752	7.500%, 7/15/2029	4,232
878	7.500%, 7/15/2029	991
1,455	7.500%, 7/15/2029	1,528
4,925	7.500%, 9/15/2029	5,578
604	7.500%, 9/15/2029	679
2,625	7.500%, 10/15/2029	2,913
11,336	7.500%, 10/15/2029	12,838
9,929	7.500%, 10/15/2029	11,220
6,034	7.500%, 10/15/2029	6,860
58,085	7.500%, 6/15/2030	66,029
32,128	7.500%, 6/15/2030	36,522
83,970	7.500%, 7/15/2030	95,455
78,518	8.250%, 10/15/2030	92,315
	TOTAL	12,695,653
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $223,652,807)	222,816,335
	ASSET-BACKED SECURITIES—2.0%
	Auto Receivables—1.2%
2,900,000	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,914,080
	Other—0.8%
604,483	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	604,060
723,614	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	721,719
525,628	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	523,474
	TOTAL	1,849,253
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,752,637)	4,763,333
	COLLATERALIZED MORTGAGE OBLIGATIONS—3.2%
	Non-Agency Mortgage-Backed Securities—3.2%
234,142	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	167,815
691,455	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	675,438
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$1,675,016		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	$1,635,158
86,151	[1]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	60,611
262,605		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	256,685
1,302,578		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,185,452
1,013,457		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,018,384
2,652,321		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,590,836
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,989,648)	7,590,379
		INVESTMENT COMPANY—1.4%
3,345,634		Federated Government Obligations Fund, Premier Shares, 1.97%[2] (IDENTIFIED COST $3,345,634)	3,345,634
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $239,740,726)[3]	238,515,681
		OTHER ASSETS AND LIABILITIES-NET—0.0%[4]	(90,177)
		TOTAL NET ASSETS—100%	$238,425,504
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 3/31/2018	3,291,650
Purchases/Additions	30,210,744
Sales/Reductions	(30,156,760)
Balance of Shares Held 9/30/2018	3,345,634
Value	$ 3,345,634
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$ 24,266
1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $239,511,865.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Semi-Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$222,816,335	$—	$222,816,335
Asset-Backed Securities	—	4,763,333	—	4,763,333
Collateralized Mortgage Obligations	—	7,590,379	—	7,590,379
Investment Company	3,345,634	—	—	3,345,634
TOTAL SECURITIES	$3,345,634	$235,170,047	$—	$238,515,681
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended March 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.21	$7.37	$7.54	$7.63	$7.49	$7.74
Income From Investment Operations:
Net investment income[1]	0.09	0.17	0.16	0.18	0.19	0.17
Net realized and unrealized gain (loss)	(0.12)	(0.16)	(0.16)	(0.08)	0.15	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	(0.03)	0.01	—	0.10	0.34	(0.04)
Less Distributions:
Distributions from net investment income	(0.09)	(0.17)	(0.17)	(0.19)	(0.20)	(0.21)
Net Asset Value, End of Period	$7.09	$7.21	$7.37	$7.54	$7.63	$7.49
Total Return[2]	(0.41)%	0.15%	(0.03)%	1.30%	4.64%	(0.49)%
Ratios to Average Net Assets:
Net expenses	0.96%[3]	0.96%	0.91%	0.92%	0.94%	0.90%
Net investment income	2.47%[3]	2.28%	2.17%	2.39%	2.54%	2.21%
Expense waiver/reimbursement[4]	0.04%[3]	0.00%[5]	0.01%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$226,467	$236,461	$295,523	$329,055	$367,904	$390,752
Portfolio turnover	28%	45%	91%[6]	56%	65%	252%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	28%	34%	43%	28%	26%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
6	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended March 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.21	$7.38	$7.55	$7.63	$7.49	$7.75
Income From Investment Operations:
Net investment income[1]	0.06	0.11	0.11	0.12	0.14	0.11
Net realized and unrealized gain (loss)	(0.12)	(0.16)	(0.17)	(0.07)	0.15	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	(0.06)	(0.05)	(0.06)	0.05	0.29	(0.11)
Less Distributions:
Distributions from net investment income	(0.06)	(0.12)	(0.11)	(0.13)	(0.15)	(0.15)
Net Asset Value, End of Period	$7.09	$7.21	$7.38	$7.55	$7.63	$7.49
Total Return[2]	(0.79)%	(0.74)%	(0.78)%	0.66%	3.85%	(1.38)%
Ratios to Average Net Assets:
Net expenses	1.71%[3]	1.71%	1.66%	1.67%	1.69%	1.65%
Net investment income	1.71%[3]	1.54%	1.42%	1.63%	1.79%	1.45%
Expense waiver/reimbursement[4]	0.04%[3]	0.00%[5]	0.01%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,004	$3,024	$5,447	$7,608	$10,005	$13,870
Portfolio turnover	28%	45%	91%[6]	56%	65%	252%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	28%	34%	43%	28%	26%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
6	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
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12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended March 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.21	$7.37	$7.54	$7.63	$7.48	$7.74
Income From Investment Operations:
Net investment income[1]	0.06	0.11	0.11	0.12	0.14	0.11
Net realized and unrealized gain (loss)	(0.12)	(0.15)	(0.17)	(0.08)	0.16	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	(0.06)	(0.04)	(0.06)	0.04	0.30	(0.11)
Less Distributions:
Distributions from net investment income	(0.06)	(0.12)	(0.11)	(0.13)	(0.15)	(0.15)
Net Asset Value, End of Period	$7.09	$7.21	$7.37	$7.54	$7.63	$7.48
Total Return[2]	(0.80)%	(0.61)%	(0.78)%	0.53%	4.00%	(1.38)%
Ratios to Average Net Assets:
Net expenses	1.71%[3]	1.71%	1.66%	1.67%	1.69%	1.65%
Net investment income	1.71%[3]	1.53%	1.42%	1.64%	1.79%	1.45%
Expense waiver/reimbursement[4]	0.04%[3]	0.00%[5]	0.01%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,954	$16,447	$25,271	$31,803	$32,987	$36,992
Portfolio turnover	28%	45%	91%[6]	56%	65%	252%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	28%	34%	43%	28%	26%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
6	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
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13

Statement of Assets and Liabilities
September 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $3,345,634 of investment in an affiliated holding (identified cost $239,740,726)		$238,515,681
Income receivable		739,323
Income receivable from an affiliated holding		3,829
Receivable for investments sold		5,588,907
Receivable for shares sold		30,754
TOTAL ASSETS		244,878,494
Liabilities:
Payable for investments purchased	$5,783,365
Payable for shares redeemed	386,900
Income distribution payable	83,358
Payable for investment adviser fee (Note 5)	6,955
Payable for administrative fees (Note 5)	1,573
Payable for distribution services fee (Note 5)	7,447
Payable for other service fees (Notes 2 and 5)	81,025
Accrued expenses (Note 5)	102,367
TOTAL LIABILITIES		6,452,990
Net assets for 33,644,773 shares outstanding		$238,425,504
Net Assets Consist of:
Paid-in capital		$249,864,728
Net unrealized depreciation		(1,225,045)
Accumulated net realized loss		(10,158,123)
Distributions in excess of net investment income		(56,056)
TOTAL NET ASSETS		$238,425,504
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($226,466,727 ÷ 31,957,883 shares outstanding), no par value, unlimited shares authorized	$7.09
Offering price per share (100/95.50 of $7.09)	$7.42
Redemption proceeds per share	$7.09
Class B Shares:
Net asset value per share ($2,004,442 ÷ 282,658 shares outstanding), no par value, unlimited shares authorized	$7.09
Offering price per share	$7.09
Redemption proceeds per share (94.50/100 of $7.09)	$6.70
Class C Shares:
Net asset value per share ($9,954,335 ÷ 1,404,232 shares outstanding), no par value, unlimited shares authorized	$7.09
Offering price per share	$7.09
Redemption proceeds per share (99.00/100 of $7.09)	$7.02
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Six Months Ended September 30, 2018 (unaudited)
Investment Income:
Interest		$4,247,725
Dividends received from an affiliated holding*		24,266
TOTAL INCOME		4,271,991
Expenses:
Investment adviser fee (Note 5)	$506,503
Administrative fee (Note 5)	99,937
Custodian fees	11,865
Transfer agent fee	168,277
Directors'/Trustees' fees (Note 5)	1,468
Auditing fees	14,841
Legal fees	4,764
Portfolio accounting fees	73,623
Distribution services fee (Note 5)	61,822
Other service fees (Notes 2 and 5)	309,751
Share registration costs	24,925
Printing and postage	17,471
Miscellaneous (Note 5)	11,764
TOTAL EXPENSES	1,307,011
Waiver/reimbursement of investment adviser fee (Note 5)	(49,274)
Net expenses		1,257,737
Net investment income		3,014,254
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(1,453,296)
Net change in unrealized appreciation of investments		(2,619,031)
Net realized and unrealized loss on investments		(4,072,327)
Change in net assets resulting from operations		$(1,058,073)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2018	Year Ended 3/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,014,254	$6,499,867
Net realized gain (loss)	(1,453,296)	859,314
Net change in unrealized appreciation/depreciation	(2,619,031)	(6,835,107)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,058,073)	524,074
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,926,941)	(6,250,950)
Class B Shares	(21,458)	(63,624)
Class C Shares	(116,951)	(318,938)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,065,350)	(6,633,512)
Share Transactions:
Proceeds from sale of shares	12,836,596	12,554,828
Net asset value of shares issued to shareholders in payment of distributions declared	2,558,925	5,502,724
Cost of shares redeemed	(28,778,636)	(82,257,329)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,383,115)	(64,199,777)
Change in net assets	(17,506,538)	(70,309,215)
Net Assets:
Beginning of period	255,932,042	326,241,257
End of period (including distributions in excess of net investment income of $(56,056) and $(4,960), respectively)	$238,425,504	$255,932,042
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
September 30, 2018 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares are closed to new accounts/investors and to new purchases/exchanges by existing shareholders. Effective June 18, 2018, Class B Shares were permitted to be exchanged for Class B Shares of any other Federated fund. The investment objective of the Fund is to provide current income.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and
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unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $49,274 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended September 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$289,225
Class B Shares	3,127
Class C Shares	17,399
TOTAL	$309,751
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the
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specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At September 30, 2018, the Fund had no outstanding futures contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2018		Year Ended 3/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,725,477	$12,328,989	1,426,949	$10,494,150
Shares issued to shareholders in payment of distributions declared	340,314	2,429,167	699,989	5,144,162
Shares redeemed	(2,922,946)	(20,891,343)	(9,385,608)	(69,057,402)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(857,155)	$(6,133,187)	(7,258,670)	$(53,419,090)

	Six Months Ended 9/30/2018		Year Ended 3/31/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	68	$483	120	$1,918
Shares issued to shareholders in payment of distributions declared	2,848	20,344	8,344	61,421
Shares redeemed	(139,628)	(998,679)	(327,334)	(2,413,576)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(136,712)	$(977,852)	(318,870)	$(2,350,237)

	Six Months Ended 9/30/2018		Year Ended 3/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	71,031	$507,124	279,344	$2,058,760
Shares issued to shareholders in payment of distributions declared	15,321	109,414	40,422	297,141
Shares redeemed	(964,546)	(6,888,614)	(1,464,929)	(10,786,351)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(878,194)	$(6,272,076)	(1,145,163)	$(8,430,450)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,872,061)	$(13,383,115)	(8,722,703)	$(64,199,777)
4. FEDERAL TAX INFORMATION
At September 30, 2018, the cost of investments for federal tax purposes was $239,511,865. The net unrealized depreciation of investments for federal tax purposes was $996,184. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,233,959 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,230,143.
At March 31, 2018, the Fund had a capital loss carryforward of $8,636,095 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum
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of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Short-Term	Long-Term	Total
$8,195,844	$440,251	$8,636,095
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2018, the Adviser voluntarily waived $48,369 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2018, the Adviser reimbursed $905.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$9,382
Class C Shares	52,440
TOTAL	$61,822
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2018, FSC retained $12,264 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2018, FSC retained $1,113 in sales charges from the sale of Class A Shares. FSC also retained $776 of CDSC relating to redemptions of Class B Shares and $72 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended September 30, 2018, FSSC received $118,101 of the other service fees disclosed in Note 2.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2018, were as follows:
Purchases	$—
Sales	$8,417,083
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2018, the Fund had no outstanding loans. During the six months ended September 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2018, there were no outstanding loans. During the six months ended September 30, 2018, the program was not utilized.
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Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$995.90	$4.80
Class B Shares	$1,000	$992.10	$8.54
Class C Shares	$1,000	$992.00	$8.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.86
Class B Shares	$1,000	$1,016.50	$8.64
Class C Shares	$1,000	$1,016.50	$8.64
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.96%
Class B Shares	1.71%
Class C Shares	1.71%
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Evaluation and Approval of Advisory Contract–May 2018
Federated Fund for U.S. Government Securities (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to
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be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
8110105 (11/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
September 30, 2018
Share Class | Ticker	A | FRSAX	C | FRICX	Institutional | FFRSX	R6 | FFRLX

Federated Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2018 through September 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Portfolio of Investments Summary Table (unaudited)
At September 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	53.1%
Corporate Debt Securities	26.5%
Trade Finance Agreements	8.4%
Collateralized Mortgage Obligations	3.5%
Asset-Backed Securities	3.1%
Other Security Type[3]	1.5%
U.S. Government Agency Adjustable Rate Mortgage Securities	0.1%
Derivative Contracts[4,5]	(0.0)%
Cash Equivalents[6]	5.4%
Other Assets and Liabilities—Net[7]	(1.6)%
TOTAL	100.0%
1	See the Fund's prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Other Security Type consists of an exchange-traded fund.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
$91,933		FHLMC ARM 781523, 4.114%, 5/01/2034	$95,186
79,308		FHLMC ARM 1H2662, 4.012%, 5/01/2036	82,923
152,964		FHLMC ARM 848194, 3.839%, 8/01/2035	157,896
112,165		FHLMC ARM 848746, 4.259%, 7/01/2034	117,243
		TOTAL	453,248
		Federal National Mortgage Association ARM—0.0%
47,174		FNMA ARM 745059, 3.839%, 9/01/2035	48,594
69,080		FNMA ARM 881959, 3.460%, 2/01/2036	71,803
48,211		FNMA ARM 810320, 4.116%, 4/01/2034	50,959
		TOTAL	171,356
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $633,673)	624,604
		CORPORATE BONDS—26.5%
		Aerospace/Defense—0.4%
3,805,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	4,152,206
		Automotive—1.9%
3,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.659%, (3-month USLIBOR +0.340%), 2/14/2020	3,008,208
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.871%, (3-month USLIBOR +0.530%), 5/5/2020	2,006,292
3,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.967%, (3-month USLIBOR +0.630%), 1/6/2020	3,014,844
3,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.181%, (3-month USLIBOR +0.840%), 5/4/2023	3,013,761
2,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.779%, (3-month USLIBOR +0.430%), 11/2/2020	1,983,627
2,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.854%, (3-month USLIBOR +0.520%), 3/15/2021	2,004,419
2,400,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 3.076%, (3-month USLIBOR +0.690%), 9/28/2022	2,405,195
3,000,000		Schaeffler Verwaltung Zw, Series 144A, 4.500%, 9/15/2023	2,917,830
2,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.023%, (3-month USLIBOR +0.690%), 1/11/2022	2,024,131
		TOTAL	22,378,307
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—0.2%
$2,205,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	$2,130,559
		Cable Satellite—0.9%
2,000,000		Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	2,027,500
2,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 3/1/2023	1,919,600
1,000,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,021,875
5,000,000		Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.000%, 10/15/2024	5,024,750
		TOTAL	9,993,725
		Chemicals—0.4%
2,000,000		Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.250%, 2/1/2025	2,000,600
3,000,000		Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.500%, 2/1/2022	3,078,750
		TOTAL	5,079,350
		Consumer Cyclical Services—0.2%
2,550,000		GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.750%, 5/15/2025	2,505,375
		Consumer Products—0.3%
3,200,000		Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	3,252,000
		Environmental—0.1%
1,625,000		Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	1,683,906
		Finance Companies—2.0%
600,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	611,719
3,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	3,062,958
3,000,000	[1]	American Express Co., 2.961%, (3-month USLIBOR +0.650%), 2/27/2023	3,000,256
2,000,000	[1]	American Express Co., Sr. Unsecd. Note, 2.953%, (3-month USLIBOR +0.610%), 8/1/2022	2,002,661
3,000,000	[1]	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.021%, (3-month USLIBOR +0.700%), 3/3/2022	3,019,748
4,000,000		Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2023	4,045,000
1,475,000		Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.500%, 1/15/2023	1,500,813
4,000,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	4,005,000
2,250,000		Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	2,280,938
		TOTAL	23,529,093
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—0.3%
$2,250,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.556%, (3-month USLIBOR +0.160%), 10/1/2020	$2,251,951
1,610,000	[1]	New York Life Global Funding, Sr. Secd. Note, Series 144A, 2.661%, (3-month USLIBOR +0.320%), 8/6/2021	1,613,973
		TOTAL	3,865,924
		Financial Institutions—4.3%
2,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.046%, (3-month USLIBOR +0.650%), 4/1/2022	2,019,322
3,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.342%, (3-month USLIBOR +1.000%), 4/24/2023	3,041,486
3,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.727%, (3-month USLIBOR +0.380%), 1/23/2022	2,991,837
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.508%, (3-month USLIBOR +1.160%), 1/20/2023	2,034,776
2,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.663%, (3-month USLIBOR +0.320%), 5/1/2020	2,003,732
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.060%, (3-month USLIBOR +0.750%), 2/23/2023	3,013,710
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.366%, (3-month USLIBOR +1.050%), 6/5/2023	2,024,947
2,920,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.445%, (3-month USLIBOR +1.110%), 4/26/2022	2,955,615
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.077%, (3-month USLIBOR +0.730%), 4/23/2024	1,992,503
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.223%, (3-month USLIBOR +0.890%), 7/23/2024	3,012,300
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.235%, (3-month USLIBOR +0.900%), 4/25/2023	2,019,711
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.339%, (3-month USLIBOR +1.000%), 1/15/2023	2,029,180
3,000,000	[1]	M&T Bank Corp., Sr. Unsecd. Note, 3.027%, (3-month USLIBOR +0.680%), 7/26/2023	3,022,313
2,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.605%, (3-month USLIBOR +0.270%), 1/25/2021	2,000,913
2,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.932%, (3-month USLIBOR +0.610%), 5/18/2022	2,012,977
3,900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.961%, (3-month USLIBOR +0.640%), 12/1/2021	3,892,538
1,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 3.277%, (3-month USLIBOR +0.930%), 7/22/2022	1,009,000
1,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.891%, (3-month USLIBOR +0.550%), 2/10/2021	1,003,399
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.742%, (3-month USLIBOR +1.400%), 10/24/2023	$2,056,301
2,500,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.487%, (3-month USLIBOR +0.140%), 10/23/2020	2,499,607
3,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.655%, (3-month USLIBOR +0.320%), 4/26/2021	3,012,118
		TOTAL	49,648,285
		Food & Beverage—1.0%
1,130,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 3.077%, (3-month USLIBOR +0.740%), 1/12/2024	1,135,919
2,000,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	2,005,000
830,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.346%, (3-month USLIBOR +1.010%), 10/17/2023	836,851
3,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.161%, (3-month USLIBOR +0.820%), 8/10/2022	3,017,269
3,000,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 2.714%, (3-month USLIBOR +0.365%), 5/2/2022	3,024,411
1,360,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 2.762%, (3-month USLIBOR +0.450%), 8/21/2020	1,361,174
		TOTAL	11,380,624
		Gaming—0.6%
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	1,967,500
4,775,000		Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	4,775,000
		TOTAL	6,742,500
		Health Care—3.4%
2,000,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	2,005,000
3,000,000		Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,707,500
2,000,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,057,400
2,000,000		Avantor, Inc., Series 144A, 6.000%, 10/1/2024	2,035,000
3,000,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.351%, (3-month USLIBOR +1.030%), 6/6/2022	3,018,199
1,000,000		Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,029,500
1,000,000	[1]	Halfmoon Parent, Inc, Sec. Fac. Bond, Series 144A, 3.008%, (3-month USLIBOR +0.890%), 7/15/2023	1,000,708
3,000,000		Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	2,872,500
2,000,000		MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	2,084,000
5,650,000		Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	5,548,300
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$3,625,000		Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.500%, 12/1/2022	$3,759,089
4,900,000		SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	4,961,250
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,115,100
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.500%, 3/1/2019	1,010,000
3,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	3,000,000
		TOTAL	39,203,546
		Independent Energy—1.6%
2,000,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	2,052,500
3,000,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	3,003,750
2,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 2.801%, (3-month USLIBOR +0.480%), 3/3/2022	2,020,849
3,000,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	2,940,000
2,000,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,957,500
4,000,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 8/15/2022	3,980,000
3,000,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.100%, 3/15/2022	3,003,750
		TOTAL	18,958,349
		Insurance - P&C—0.1%
900,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	893,250
		Leisure—0.3%
3,000,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	2,955,000
		Media Entertainment—0.3%
3,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 2.506%, (3-month USLIBOR +0.190%), 6/5/2020	3,007,107
		Midstream—0.5%
275,000		NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 8/15/2022	278,437
4,000,000		Suburban Propane Partners LP, 5.500%, 6/1/2024	3,950,000
1,350,000		Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	1,339,875
		TOTAL	5,568,312
		Oil Field Services—0.3%
3,925,000		Sesi LLC, 7.125%, 12/15/2021	3,989,762
		Packaging—0.7%
3,800,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, Series 144A, 4.250%, 9/15/2022	3,760,100
2,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.000%, 2/15/2025	1,969,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$3,000,000		Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.500%, 4/15/2024	$2,956,770
		TOTAL	8,685,870
		Pharmaceuticals—3.0%
3,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 2.977%, (3-month USLIBOR +0.665%), 8/17/2023	2,995,910
3,000,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 3/1/2023	2,897,250
3,000,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2023	2,923,500
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.344%, (3-month USLIBOR +1.010%), 12/15/2023	4,561,011
2,075,000		Eagle Holding Co. II LLC, Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	2,106,125
6,000,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	5,310,000
1,000,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.750%, 1/15/2022	938,750
4,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	4,040,000
4,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	3,560,000
3,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.750%, 8/1/2022	2,782,500
3,000,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	2,673,750
		TOTAL	34,788,796
		Restaurants—0.2%
2,000,000		Performance Food Group, Inc., Series 144A, 5.500%, 6/1/2024	1,990,000
		Retailers—0.9%
1,000,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.834%, (3-month USLIBOR +0.500%), 12/13/2019	1,000,265
2,520,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.047%, (3-month USLIBOR +0.720%), 3/9/2021	2,540,679
2,680,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.036%, (3-month USLIBOR +0.700%), 4/17/2020	2,684,295
2,000,000		Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,035,000
8,000		Penney (J.C.) Co., Inc., 5.650%, 6/1/2020	7,140
2,000,000		Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	1,770,000
		TOTAL	10,037,379
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—1.2%
$3,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.841%, (3-month USLIBOR +0.500%), 2/9/2022	$3,040,536
1,300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.420%, 6/15/2021	1,320,071
575,000		Financial & Risk US Holdings, Inc., Series 144A, 6.250%, 5/15/2026	575,359
3,000,000	[1]	IBM Corp., Sr. Unsecd. Note, 2.567%, (3-month USLIBOR +0.230%), 1/27/2020	3,008,801
1,550,000		Symantec Corp., Sr. Unsecd. Note, 3.950%, 6/15/2022	1,523,640
4,000,000		Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.750%, 6/1/2025	3,900,000
		TOTAL	13,368,407
		Utility - Electric—0.3%
1,998,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2022	2,066,332
1,750,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 1/31/2023	1,715,000
		TOTAL	3,781,332
		Wireless Communications—0.8%
2,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.316%, (3-month USLIBOR +0.930%), 6/30/2020	2,020,441
3,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.514%, (3-month USLIBOR +1.180%), 6/12/2024	3,015,823
2,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.104%, (3-month USLIBOR +0.770%), 6/17/2019	2,009,231
2,500,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 3.334%, (3-month USLIBOR +1.000%), 3/16/2022	2,554,010
		TOTAL	9,599,505
		Wireline Communications—0.3%
3,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.329%, (3-month USLIBOR +0.990%), 1/16/2024	3,009,480
		TOTAL CORPORATE BONDS (IDENTIFIED COST $305,158,361)	306,177,949
	[1]	ASSET-BACKED SECURITIES—3.0%
		Auto Receivables—0.2%
2,300,000		BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.478%, (1-month USLIBOR +0.320%), 5/15/2023	2,300,138
915,302		Chesapeake Funding II LLC 2016-2A, Class A2, 3.158%, (1-month USLIBOR +1.000%), 6/15/2028	918,341
		TOTAL	3,218,479
		Credit Card—2.5%
5,000,000		American Express Credit Account Master Trust 2014-1, Class A, 2.528%, (1-month USLIBOR +0.370%), 12/15/2021	5,009,008
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$6,000,000		Bank of America Credit Card 2016-A1, Class A, 2.548%, (1-month USLIBOR +0.390%), 10/15/2021	$6,012,336
10,000,000		Chase Issuance Trust 2013-A9, Class A, 2.578%, (1-month USLIBOR +0.420%), 11/15/2020	10,004,707
2,750,000		Evergreen Credit Card Trust Series 2018-2, Class A, 2.427%, (1-month USLIBOR +0.350%), 7/15/2022	2,756,248
3,000,000		Gracechurch Card PLC 2018-1A, Class A, 2.558%, (1-month USLIBOR +0.400%), 7/15/2022	3,001,346
2,100,000		Master Credit Card Trust 2018-1A, Class A, 2.672%, (1-month USLIBOR +0.490%), 7/22/2024	2,097,189
		TOTAL	28,880,834
		Other—0.2%
2,200,000		PFS Financing Corp. 2018-A, Class A, 2.463%, (1-month USLIBOR +0.400%), 2/15/2022	2,201,915
		Student Loans—0.1%
658,099		SLM Student Loan Trust 2013-C, Class A2B, 3.558%, (1-month USLIBOR +1.400%), 10/15/2031	662,088
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $34,994,143)	34,963,316
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—3.5%
		Commercial Mortgage—0.1%
600,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 3.208%, (1-month USLIBOR +1.050%), 7/15/2046	613,760
		Federal Home Loan Mortgage Corporation—0.6%
1,472,807		REMIC 2976 KJ, 2.508%, (1-month USLIBOR +0.350%), 5/15/2035	1,477,217
237,798		REMIC 3122 FE, 2.458%, (1-month USLIBOR +0.300%), 3/15/2036	237,982
642,526		REMIC 3241 FM, 2.538%, (1-month USLIBOR +0.380%), 11/15/2036	644,657
1,237,152		REMIC 3922 CF, 2.558%, (1-month USLIBOR +0.400%), 4/15/2041	1,240,898
4,009,749		REMIC 4097 KF, 2.458%, (1-month USLIBOR +0.300%), 9/15/2031	4,016,602
		TOTAL	7,617,356
		Federal National Mortgage Association—1.3%
2,425,695		REMIC 2006-85 PF, 2.596%, (1-month USLIBOR +0.380%), 9/25/2036	2,437,062
866,658		REMIC 2006-99 AF, 2.636%, (1-month USLIBOR +0.420%), 10/25/2036	871,602
520,461		REMIC 2006-111 FA, 2.596%, (1-month USLIBOR +0.380%), 11/25/2036	522,630
159,407		REMIC 2010-134 BF, 2.646%, (1-month USLIBOR +0.430%), 10/25/2040	160,076
313,710		REMIC 2010-135 FP, 2.616%, (1-month USLIBOR +0.400%), 12/25/2040	315,258
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$705,149		REMIC 2012-135 FA, 2.516%, (1-month USLIBOR +0.300%), 11/25/2039	$705,338
1,025,135		REMIC 2012-79 F, 2.666%, (1-month USLIBOR +0.450%), 7/25/2042	1,029,786
5,544,442		REMIC 2012-99 FB, 2.596%, (1-month USLIBOR +0.380%), 9/25/2042	5,584,122
3,024,693		REMIC 2014-73 FA, 2.566%, (1-month USLIBOR +0.350%), 11/25/2044	3,033,092
		TOTAL	14,658,966
		Government National Mortgage Association—1.2%
6,671,311		REMIC 2012-41 FA, 2.565%, (1-month USLIBOR +0.400%), 3/20/2042	6,742,880
7,393,392		REMIC 2012-90 FA, 2.565%, (1-month USLIBOR +0.400%), 7/20/2042	7,441,175
		TOTAL	14,184,055
		Non-Agency Mortgage—0.3%
386,258		Gosforth Funding PLC 2016-1A, Class A1A, 3.014%, (3-month USLIBOR +0.700%), 2/15/2058	386,632
2,900,000		Silverstone Master Issuer 2018-1A, Class 1A, 2.725%, (3-month USLIBOR +0.390%), 1/21/2070	2,890,731
		TOTAL	3,277,363
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $40,303,647)	40,351,500
	[1]	FLOATING RATE LOANS—4.5%
		Automotive—0.2%
2,000,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 4.150%, (3-month USLIBOR +2.000%), 3/7/2025	2,005,320
		Cable Satellite—0.8%
5,955,000		Charter Communications Operating LLC, Term Loan—1st Lien, 4.250%, (3-month USLIBOR +2.000%), 4/30/2025	5,970,572
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.658%, (3-month USLIBOR +2.500%), 1/15/2026	3,509,748
		TOTAL	9,480,320
		Chemicals—0.3%
1,105,263		WR Grace & Co-Conn, Term Loan—1st Lien, 4.136%, (3-month USLIBOR +1.750%), 4/3/2025	1,111,138
1,894,737		WR Grace & Co-Conn, Term Loan—1st Lien, 4.136%, (3-month USLIBOR +2.000%), 4/3/2025	1,904,807
		TOTAL	3,015,945
		Finance Companies—0.3%
2,992,500		Avolon Holdings Ltd., Term Loan—1st Lien, 4.165%, (3-month USLIBOR +2.000%), 1/15/2025	3,005,308
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Food & Beverage—0.3%
$2,285,212		Aramark Services, Inc., Term Loan—1st Lien, 4.084%, (3-month USLIBOR +1.750%), 3/28/2024	$2,292,708
1,398,994		Aramark Services, Inc., Term Loan—1st Lien, 4.084%, (3-month USLIBOR +1.750%), 3/11/2025	1,405,114
		TOTAL	3,697,822
		Gaming—0.6%
5,897,020		Las Vegas Sands Corp., Term Loan—1st Lien, 3.992%, (3-month USLIBOR +1.750%), 3/27/2025	5,898,554
1,237,500		Seminole Tribe of Florida, Inc., Term Loan—1st Lien, 3.992%, (3-month USLIBOR +1.750%), 7/6/2024	1,244,925
475,000		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 5.087%, (3-month USLIBOR +2.750%), 5/14/2020	477,375
		TOTAL	7,620,854
		Health Care—0.1%
204,547		HCA, Inc., Term Loan—1st Lien, 3.992%, (3-month USLIBOR +1.750%), 3/18/2023	206,345
497,500		HCA, Inc., Term Loan—1st Lien, 4.242%, (3-month USLIBOR +2.000%), 3/13/2025	501,783
		TOTAL	708,128
		Lodging—0.3%
500,000		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 3.992%, (3-month USLIBOR +1.750%), 5/30/2025	501,980
2,835,321		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.966%, (3-month USLIBOR +1.750%), 10/25/2023	2,851,270
		TOTAL	3,353,250
		Media Entertainment—0.1%
748,125		Lamar Media Corp., Term Loan—1st Lien, 3.938%, (3-month USLIBOR +1.750%), 3/16/2025	752,490
982,563		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 4.133%, (3-month USLIBOR +2.000%), 10/4/2023	982,794
		TOTAL	1,735,284
		Packaging—0.3%
1,496,250		Crown Americas LLC, Term Loan—1st Lien, 4.163%, (3-month USLIBOR +2.000%), 4/3/2025	1,505,467
1,778,581		SIG Combibloc, Term Loan—1st Lien, 7.000%, (3-month USLIBOR +2.750%), 3/13/2022	1,783,517
		TOTAL	3,288,984
		Pharmaceuticals—0.2%
2,493,750		Iqvia, Inc., Term Loan—1st Lien, 4.136%, (3-month USLIBOR +1.750%), 6/11/2025	2,495,832
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Restaurants—0.2%
$2,467,681		KFC Holding Co., Term Loan—1st Lien, 3.915%, (3-month USLIBOR +1.750%), 4/3/2025	$2,473,862
		Retailers—0.1%
1,736,875		Hanesbrands, Inc., Term Loan—1st Lien, 3.992%, (3-month USLIBOR +1.750%), 12/15/2024	1,748,825
		Technology—0.6%
1,488,750		DELL International LLC, Term Loan—1st Lien, 4.250%, (3-month USLIBOR +2.000%), 9/7/2023	1,493,529
977,551		Leidos Innovations Corp., Term Loan—1st Lien, 4.000%, (3-month USLIBOR +1.750%), 8/22/2025	983,255
1,170,000		Microchip Technology, Inc., Term Loan—1st Lien, 4.242%, (3-month USLIBOR +2.000%), 5/29/2025	1,172,071
2,766,949		Sensata Technologies B.V., Term Loan—1st Lien, 3.898%, (3-month USLIBOR +1.750%), 10/14/2021	2,784,243
475,270		TTM Technologies, Term Loan—1st Lien, 4.756%, (3-month USLIBOR +2.500%), 9/28/2024	477,646
		TOTAL	6,910,744
		Utility - Electric—0.1%
982,500		Dayton Power & Light Co., Term Loan—1st Lien, 4.250%, (3-month USLIBOR +2.000%), 8/24/2022	984,956
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $52,224,663)	52,525,434
		INVESTMENT COMPANIES—62.2%
58,186,705		Federated Bank Loan Core Fund	586,521,984
20,461,610		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.18%[2]	20,465,702
12,436,931		Federated Project and Trade Finance Core Fund	112,927,332
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $726,969,377)	719,915,018
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $1,160,283,864)[3]	1,154,557,821
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	2,464,460
		TOTAL NET ASSETS—100%	$1,157,022,281
Semi-Annual Shareholder Report

At September 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
5U.S. Treasury Note 5-Year Short Futures	160	$17,996,250	December 2018	$157,129
5U.S. Treasury Note 10-Year Short Futures	150	$17,817,188	December 2018	$219,070
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$376,199
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
	Federated Bank Loan Core Fund*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares 3/31/2018	50,930,403	12,614,009	9,134,047	72,678,459
Purchases/Additions	7,256,302	163,930,421	3,302,884	174,489,607
Sales/Reductions	—	(156,082,820)	—	(156,082,820)
Balance of Shares Held 9/30/2018	58,186,705	20,461,610	12,436,931	91,085,246
Value	$586,521,984	$20,465,702	$112,927,332	$719,915,018
Change in Unrealized Appreciation/Depreciation	$(1,384,392)	$2,258	$172,865	$ (1,209,269)
Net Realized Gain/(Loss)	$—	$306	$—	$306
Dividend Income	$15,315,569	$163,880	$2,291,424	$17,770,873
*	At September 30, 2018, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Bank Loan Core Fund (BLCORE).
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of BLCORE, a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 50.7% of its net assets at September 30, 2018. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
Semi-Annual Shareholder Report

1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $1,159,967,901.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$624,604	$—	$624,604
Corporate Bonds	—	306,177,949	—	306,177,949
Asset-Backed Securities	—	34,963,316	—	34,963,316
Collateralized Mortgage Obligations	—	40,351,500	—	40,351,500
Floating Rate Loans	—	52,525,434	—	52,525,434
Investment Companies[1]	20,465,702	—	—	719,915,018
TOTAL SECURITIES	$20,465,702	$434,642,803	$—	$1,154,557,821
Other Financial Instruments[2]
Assets	$376,199	$—	$—	$376,199
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$376,199	$—	$—	$376,199
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $699,449,316 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended March 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.94	$9.99	$9.65	$9.94	$10.06	$10.08
Income From Investment Operations:
Net investment income	0.20	0.35	0.33	0.32	0.31[1]	0.33
Net realized and unrealized gain (loss)	0.01	(0.05)	0.34	(0.29)	(0.11)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.30	0.67	0.03	0.20	0.32
Less Distributions:
Distributions from net investment income	(0.20)	(0.35)	(0.33)	(0.32)	(0.32)	(0.34)
Distributions from net realized gain	—	—	—	—	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.20)	(0.35)	(0.33)	(0.32)	(0.32)	(0.34)
Net Asset Value, End of Period	$9.95	$9.94	$9.99	$9.65	$9.94	$10.06
Total Return[3]	2.08%	3.01%	7.07%	0.34%	2.06%	3.21%
Ratios to Average Net Assets:
Net expenses	1.04%[4]	1.03%	1.04%	1.04%	1.04%	1.00%
Net investment income	3.95%[4]	3.46%	3.35%	3.26%	3.13%	3.21%
Expense waiver/reimbursement[5]	0.09%[4]	0.10%	0.11%	0.11%	0.11%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$429,110	$385,448	$352,980	$275,135	$308,242	$326,289
Portfolio turnover	8%	15%	16%	25%	26%	8%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended March 31,				Period Ended 3/31/2014[1]
		2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.95	$10.00	$9.66	$9.95	$10.07	$10.05
Income From Investment Operations:
Net investment income	0.16	0.28	0.27	0.26	0.25[2]	0.16
Net realized and unrealized gain (loss)	0.01	(0.05)	0.34	(0.29)	(0.11)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.23	0.61	(0.03)	0.14	0.18
Less Distributions:
Distributions from net investment income	(0.16)	(0.28)	(0.27)	(0.26)	(0.26)	(0.16)
Distributions from net realized gain	—	—	—	—	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.16)	(0.28)	(0.27)	(0.26)	(0.26)	(0.16)
Net Asset Value, End of Period	$9.96	$9.95	$10.00	$9.66	$9.95	$10.07
Total Return[4]	1.75%	2.34%	6.39%	(0.29)%	1.41%	1.81%
Ratios to Average Net Assets:
Net expenses	1.69%[5]	1.68%	1.68%	1.67%	1.69%	1.65%[5]
Net investment income	3.31%[5]	2.81%	2.71%	2.63%	2.51%	2.49%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.13%	0.11%	0.11%	0.11%	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$48,384	$45,759	$42,067	$29,378	$24,105	$15,826
Portfolio turnover	8%	15%	16%	25%	26%	8%[7]
1	Reflects operations for the period from September 6, 2013 (date of initial investment) to March 31, 2014.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended March 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.94	$9.99	$9.65	$9.94	$10.06	$10.08
Income From Investment Operations:
Net investment income	0.21	0.38	0.37	0.36	0.35[1]	0.36
Net realized and unrealized gain (loss)	0.01	(0.05)	0.34	(0.29)	(0.11)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.33	0.71	0.07	0.24	0.35
Less Distributions:
Distributions from net investment income	(0.21)	(0.38)	(0.37)	(0.36)	(0.36)	(0.37)
Distributions from net realized gain	—	—	—	—	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.21)	(0.38)	(0.37)	(0.36)	(0.36)	(0.37)
Net Asset Value, End of Period	$9.95	$9.94	$9.99	$9.65	$9.94	$10.06
Total Return[3]	2.26%	3.37%	7.44%	0.69%	2.42%	3.57%
Ratios to Average Net Assets:
Net expenses	0.69%[4]	0.68%	0.69%	0.69%	0.69%	0.65%
Net investment income	4.31%[4]	3.82%	3.69%	3.61%	3.48%	3.57%
Expense waiver/reimbursement[5]	0.10%[4]	0.12%	0.11%	0.11%	0.11%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$673,047	$561,017	$464,819	$267,138	$249,630	$273,826
Portfolio turnover	8%	15%	16%	25%	26%	8%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended 3/31/2018	Period Ended 3/31/2017[1]
Net Asset Value, Beginning of Period	$9.94	$9.99	$9.97
Income From Investment Operations:
Net investment income	0.22	0.38	0.09
Net realized and unrealized gain (loss)	(0.01)	(0.05)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.33	0.11
Less Distributions:
Distributions from net investment income	(0.21)	(0.38)	(0.09)
Net Asset Value, End of Period	$9.94	$9.94	$9.99
Total Return[2]	2.17%	3.38%	1.07%
Ratios to Average Net Assets:
Net expenses	0.68%[3]	0.66%	0.69%[3]
Net investment income	4.35%[3]	3.87%	3.49%[3]
Expense waiver/reimbursement[4]	0.05%[3]	0.07%	0.12%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,481	$1,134	$0[5]
Portfolio turnover	8%	15%	16%[6]
1	Reflects operations for the period from December 27, 2016 (date of initial investment) to March 31, 2017.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $719,915,018 of investment in affiliated holdings (identified cost $1,160,283,864)		$1,154,557,821
Cash		293,609
Restricted cash (Note 2)		266,300
Income receivable		3,611,959
Income receivable from affiliated holdings		3,200,904
Receivable for investments sold		38,001
Receivable for shares sold		2,974,277
TOTAL ASSETS		1,164,942,871
Liabilities:
Payable for investments purchased	$2,825,000
Payable for shares redeemed	4,279,620
Payable for daily variation margin on futures contracts	13,390
Income distribution payable	376,678
Payable for investment adviser fee (Note 5)	52,807
Payable for administrative fees (Note 5)	7,605
Payable for Directors'/Trustees' fees (Note 5)	117
Payable for distribution services fee (Note 5)	64,023
Payable for other service fees (Notes 2 and 5)	118,929
Accrued expenses (Note 5)	182,421
TOTAL LIABILITIES		7,920,590
Net assets for 116,296,969 shares outstanding		$1,157,022,281
Net Assets Consist of:
Paid-in capital		$1,166,986,895
Net unrealized depreciation		(5,349,844)
Accumulated net realized loss		(4,829,448)
Undistributed net investment income		214,678
TOTAL NET ASSETS		$1,157,022,281
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($429,110,374 ÷ 43,130,783 shares outstanding), no par value, unlimited shares authorized	$9.95
Offering price per share (100/98.00 of $9.95)	$10.15
Redemption proceeds per share	$9.95
Class C Shares:
Net asset value per share ($48,384,204 ÷ 4,857,958 shares outstanding), no par value, unlimited shares authorized	$9.96
Offering price per share	$9.96
Redemption proceeds per share (99.00/100 of $9.96)	$9.86
Institutional Shares:
Net asset value per share ($673,046,940 ÷ 67,656,457 shares outstanding), no par value, unlimited shares authorized	$9.95
Offering price per share	$9.95
Redemption proceeds per share	$9.95
Class R6 Shares:
Net asset value per share ($6,480,763 ÷ 651,771 shares outstanding), no par value, unlimited shares authorized	$9.94
Offering price per share	$9.94
Redemption proceeds per share	$9.94
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2018 (unaudited)
Investment Income:
Dividends received from affiliated holdings*			$17,770,873
Interest			8,846,598
TOTAL INCOME			26,617,471
Expenses:
Investment adviser fee (Note 5)		$3,197,283
Administrative fee (Note 5)		427,202
Custodian fees		21,936
Transfer agent fee (Note 2)		333,247
Directors'/Trustees' fees (Note 5)		4,087
Auditing fees		14,424
Legal fees		6,348
Portfolio accounting fees		96,775
Distribution services fee (Note 5)		381,048
Other service fees (Notes 2 and 5)		566,216
Share registration costs		45,852
Printing and postage		21,911
Miscellaneous (Note 5)		14,855
TOTAL EXPENSES		5,131,184
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(283,131)
Reimbursement of other operating expenses (Notes 2 and 5)	(230,066)
TOTAL WAIVER AND REIMBURSEMENTS		(513,197)
Net expenses			4,617,987
Net investment income			21,999,484
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized gain of $306 on sales of investments in affiliated holdings*)			(1,395,419)
Net realized gain on futures contracts			68,129
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(1,209,269) on investments in affiliated holdings*)			1,465,288
Net change in unrealized depreciation of futures contracts			749,463
Net realized and unrealized gain on investments and futures contracts			887,461
Change in net assets resulting from operations			$22,886,945
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2018	Year Ended 3/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,999,484	$34,323,740
Net realized gain (loss)	(1,327,290)	2,822,865
Net change in unrealized appreciation/depreciation	2,214,751	(7,628,739)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,886,945	29,517,866
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,972,498)	(12,762,562)
Class C Shares	(774,984)	(1,226,063)
Institutional Shares	(13,017,948)	(20,373,934)
Class R6 Shares	(42,956)	(27,344)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,808,386)	(34,389,903)
Share Transactions:
Proceeds from sale of shares	306,034,108	520,766,114
Net asset value of shares issued to shareholders in payment of distributions declared	19,644,237	31,025,533
Cost of shares redeemed	(163,092,974)	(413,427,620)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	162,585,371	138,364,027
Change in net assets	163,663,930	133,491,990
Net Assets:
Beginning of period	993,358,351	859,866,361
End of period (including undistributed net investment income of $214,678 and $23,580, respectively)	$1,157,022,281	$993,358,351
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2018 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are
Semi-Annual Shareholder Report

allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $513,197 is disclosed in various locations in this Note 2 and Note 5. For the six months ended September 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$110,719	$(71,750)
Class C Shares	16,842	(10,909)
Institutional Shares	205,595	(147,407)
Class R6 Shares	91	—
TOTAL	$333,247	$(230,066)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This reimbursement can be modified or terminated at any time. For the six months ended September 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$508,469
Class C Shares	57,747
TOTAL	$566,216
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase income and to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $38,752,322. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
Semi-Annual Shareholder Report

security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(376,199)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$68,129

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$749,463
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2018		Year Ended 3/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,525,396	$104,588,896	20,269,038	$202,195,806
Shares issued to shareholders in payment of distributions declared	795,619	7,903,079	1,274,363	12,715,300
Shares redeemed	(6,964,814)	(69,190,711)	(18,102,053)	(180,612,847)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,356,201	$43,301,264	3,441,348	$34,298,259

	Six Months Ended 9/30/2018		Year Ended 3/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	971,880	$9,665,177	1,413,670	$14,118,296
Shares issued to shareholders in payment of distributions declared	73,764	733,452	117,223	1,170,923
Shares redeemed	(785,890)	(7,814,327)	(1,139,001)	(11,376,413)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	259,754	$2,584,302	391,892	$3,912,806

	Six Months Ended 9/30/2018		Year Ended 3/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,754,068	$186,272,690	30,308,812	$302,412,811
Shares issued to shareholders in payment of distributions declared	1,104,365	10,964,752	1,715,042	17,111,970
Shares redeemed	(8,643,229)	(85,877,227)	(22,114,466)	(220,512,001)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,215,204	$111,360,215	9,909,388	$99,012,780

	Six Months Ended 9/30/2018		Year Ended 3/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	554,556	$5,507,345	204,390	$2,039,201
Shares issued to shareholders in payment of distributions declared	4,327	42,954	2,744	27,340
Shares redeemed	(21,229)	(210,709)	(93,027)	(926,359)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	537,654	$5,339,589	114,107	$1,140,182
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	16,368,813	$162,585,371	13,856,735	$138,364,027
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4. FEDERAL TAX INFORMATION
At September 30, 2018, the cost of investments for federal tax purposes was $1,159,967,901. The net unrealized depreciation of investments for federal tax purposes was $5,033,881. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,833,802 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,867,683. The amounts presented are inclusive of derivative contracts.
At March 31, 2018, the Fund had a capital loss carryforward of $2,548,615 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$2,548,615	$2,548,615
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2018, the Adviser voluntarily waived $279,101 of its fee and voluntarily reimbursed $230,066 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2018, the Adviser reimbursed $4,030.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$203,388
Class C Shares	177,660
TOTAL	$381,048
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2018, FSC retained $38,345 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2018, FSC did not retain sales charges from the sale of the Class A Shares. FSC retained $50 and $3,535 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended September 30, 2018, FSSC received $940 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.69%, 0.69% and 0.68% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2018, were as follows:
Purchases	$237,058,119
Sales	$83,499,580
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2018, the Fund had no outstanding loans. During the six months ended September 30, 2018, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2018, there were no outstanding loans. During the six months ended September 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,020.80	$5.27
Class C Shares	$1,000	$1,017.50	$8.55
Institutional Shares	$1,000	$1,022.60	$3.50
Class R6 Shares	$1,000	$1,021.70	$3.45
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.90	$5.27
Class C Shares	$1,000	$1,016.60	$8.54
Institutional Shares	$1,000	$1,021.60	$3.50
Class R6 Shares	$1,000	$1,021.70	$3.45
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.04%
Class C Shares	1.69%
Institutional Shares	0.69%
Class R6 Shares	0.68%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Floating Rate Strategic Income Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C597
CUSIP 31420C670
CUSIP 31420C571
Q450752 (11/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 20, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2018